BUSINESS COMBINATION - Narrative (FY) (Details) $ in Thousands		12 Months Ended
	Dec. 01, 2023 USD ($)	Dec. 31, 2023 USD ($)
Reverse Recapitalization [Abstract]
Exchange ratio	1.01508
Transaction related expenses	$ 5,700	$ 6,898